Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory Components
Inventory consists of the following components:

	December 31,
	2021	2020
	(In thousands)
Crude oil	$630,873	$451,967
Other raw materials and unfinished products (1)	530,067	260,495
Finished products (2)	726,930	595,696
Lower of cost or market reserve	(8,739)	(318,862)
Process chemicals (3)	43,025	35,006
Repairs and maintenance supplies and other (4)	199,972	149,174
Total inventory	$2,122,128	$1,173,476

(1)Other raw materials and unfinished products include feedstocks and blendstocks, other than crude.
(2)Finished products include gasolines, jet fuels, diesels, lubricants, asphalts, LPG’s and residual fuels.
(3)Process chemicals include additives and other chemicals.
(4)Includes RINs